Changes in Fair Value of Financial Liabilities Designated at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Changes in Fair Value of Financial Liabilities Designated at Fair Value through Profit or Loss
Annual change in the fair value reflected in the Statement of Income	[1]	€ 60	€ (73)
Cumulative change in the fair value	[1]	€ 72	€ 11

[1]	The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Groups credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.